Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.30

Loan Level Exceptions

Run Date - 9/15/2023

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXX	2023070085			XXX	Securitized	1	1	1	1	1	1	1	1
XXX	2023070082	XXX	Client Reportable	3	2	3	1	1	2	1	1	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
																	COMMENT: GLS required a minimum (XXX) accounts with XXX months history. Only (XXX) trade lines verified. (Pg. XXX) Exception Approved with Compensating factors XXX. Housing DTI XXX%, XXX% below program max. LTV XXX%, XXX% below program max.
XXX	2023070086			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070083	XXX	Client Reportable	1	2	1	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   XXX: The loan file contains XXX appraisals for this property. 1) $XXX- Dated XXX (LTV XXX%)  2) $XXX- Dated XXX (LTV XXX%)
3) $XXX- Dated XXX (LTV XXX%). Lender used appraised value of $XXX in their calculations at XXX% LTV. TPR review finds the value used for calculation to be the lowest appraised value of $XXX XXX% LTV. Note amount is $XXX.

Guideline maximum is 80% LTV/CLTV with a FICI score of XXX.  Exception received for max LTV over 80% with current LTV at XXX%.  compensating factors lister are DTI of XXX% vs 50%, XXX months reserves vs XXX months required, residual income of $XXX  XXXyear owning business and XXX years in home.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   XXX: The loan file contains XXX appraisals for this property. 1) $XXX- Dated XXX (LTV XXX%)  2) $XXX- Dated XXX (LTV XXX%)
3) $XXX- Dated XXX (LTV XXX%). Lender used appraised value of $XXX in their calculations at XXX% LTV. TPR review finds the value used for calculation to be the lowest appraised value of $XXX/XXX% LTV. Note amount is $XXX.

															Guideline maximum is 85% LTV/CLTV with a FICI score of XXX. Credit exception received with the following compensating factors listed, DTI of XXX% vs 50% max, XXX months reserves vs 6 months required, $XXX residual vs $2,500 required, XXX years in business and XXX years in home.
XXX	2023070084			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070087	XXX	Client Reportable	2	2	2	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The matrix allows maximum LTV of XXX% when the loan amount is below XXX The loan closed with an LTV of XXX loan amount of XXX  The LTV exceeds the maximum LTV allowed by XXX  The LTV does not meet the minimum eligibility requirements. The Lenders approved exception is located on page XXX.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																	COMMENT: The matrix allows maximum LTV (OLTV) of XXX% when the loan amount is below $XXX. The loan closed with an LTV of XXX%, loan amount of $XXX The LTV exceeds the maximum LTV allowed by XXX%. The LTV does not meet the minimum eligibility requirements. The Lenders approved exception is located on page XXX.
XXX	2023070440	XXX	Securitized	3	2	3	1	3	2	1	2	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects borrowers’ income of $XXX ($XXX base pay, $XXX commission and $XXX other from employer XXX, and other loss of $XXX) and co-borrowers commission income of $XXX for total qualifying monthly income of $XXX.  Origination income is not supported.  Audit income for the borrower is $XXX consisting of base pay of $XXX, commission of $XXX and Schedule C loss of $XXX.  Audit income for the co-borrower is $XXX.  Total Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of 50%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects borrowers’ income of $XXX ($XXX base pay, $XXX commission and $XXX other from employer XXX , and other loss of $XXX) and co-borrowers commission income of $XXX for total qualifying monthly income of $XXX.  Origination income is not supported.  Audit income for the borrower is $XXX consisting of base pay of $XXX, commission of $XXX and Schedule C loss of $XXX.  Audit income for the co-borrower is $XXX.  Total Audit income is $XXX resulting in a DTI of XXX% which exceeds guideline maximum of 50%.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee and Final Inspection Fee on XXX was not accepted because a valid change of circumstance was not provided: XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) VVOE > XXX days prior to Note date - EV R
COMMENT: The loan file is missing the XXX-day VVOE for the borrower.	*** (WAIVED) Credit history insufficient/does not meet guidelines (ATR) - EV W
COMMENT:   Middle Scores are XXX.  Per lender guidelines, the primary wage earners middle score is used.  At origination, the borrower was the primary wage earner; however, at audit, the co-borrower is the primary wage earner resulting in a credit score of XXX to qualify, which is below the guideline maximum of 660.  XXX exception received to use higher credit score of XXX vs the lower score of 633 with two scores provided.  Compensating factors listed are XXX months in reserves vs 3 months, residual income of $XXX and XXX years employment.

*** (WAIVED) Missing asset documentation (ATR) - EV W
COMMENT:   The loan file does not contain verification of the liquidation of the XXXK assets from Fidelity as required by lender guidelines section XXX.  An exception was issued to proceed without obtaining evidence of the sale or redemption of the assets (p.XXX).

*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																	COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.
XXX	2023070436	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Amount of XXX insurance is less than mortgage amount - EV R
COMMENT:   XXX commitment in the file shows the proposed policy amount of $XXX, which is below the loan amount of $XXX.  No evidence of the final title policy in the file to show sufficient coverage.

XXX	2023070437			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070439	XXX	Securitized	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XXX was mailed, and therefore not received by the consumer XXX business days prior to the consummation date, XXX. The defect can be cured by providing evidence showing the consumer received the disclosure XXX business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
XXX	2023070438	XXX	Client Reportable	3	2	3	3	2	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: Per Lender guideline section XXX Program Restrictions, Income derived solely from the ownership of rental properties must be calculated per the requirements in the Rental income section which requires tax return schedule E. Per the Bank Statement Questionnaire (p.XXX), the business detail states: Provide real estate services including renting property to customers and sales of residential homes to buyers and listing services for sellers. I also provide engineering consulting services. Based on the XXX months XXX bank statements provided, almost all of the deposits used to calculate the income are from XXX, which is rental income. Based on this, the program restrictions, the subject loan is not eligible for the XXX-month XXX bank statement program. Exception received dated XXX to allow income based on bank statements with XXX with the following compensating factors, XXX months in reserves, XXX years of property management.	*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The final XXX reflects a monthly rent credit of $XXX and the appraisal reflects the subject as Tenant occupied.  The contract of sale does not reflect anything about a temporary rent back option.  It appears the subject property that is currently tenant occupied had the had a rent credit given at closing which would imply the borrower is not occupying the subject as she collected rent at closing for it.

*** (CURED) Property Issues indicated - EV R
																COMMENT: The appraisal was completed with no repairs required; however, the addendum (p.XXX) states there were no water utility at the time of the inspection. The loan file does not contain evidence the water was turned on.
XXX	2023070441	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
																COMMENT: Final XXX provided shows loan has a Prepayment Penalty. Prepayment rider to mortgage and prepayment addendum to note do not have the number of months listed the prepayment penalty is in effect. "N/A" is listed.
XXX	2023070442	XXX	Securitized	3	2	3	1	1	2	1	1	*** (WAIVED) Income documentation is incomplete - EV W
																	COMMENT: The loan file contains bank statements for XXX Bank XXX to calculated income; however, none of the bank statements are complete. The following pages are missing: XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX, XXX p.XXX. Exception received dated XXX for missing income pages from bank statements as they were the last pages and no transactions showed. Compensating factors listed were XXX Fico, XXX% DTI, XXX% LTV, XXX months of reserves, $XXX in residual income and XXX years employment stability.
XXX	2023070443			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070444	XXX	Client Reportable	3	2	3	1	3	2	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   There is a $XXX deposit on XXX into XXX from XXX and the file is missing the statement from XXX to verify the source of funds.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The XXX Tax transcript (p.XXX) and XXX tax transcript (p.XXX) both reflect a Schedule C loss for the borrower.  The loss was not included in the borrower’s income and the file does not contain the XXX and XXX tax returns to verify the Schedule C loss and XXX YTD P&L.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f)(1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in XXX). The defect can be cured by providing the E-consent.	*** (WAIVED) Income documentation does not meet guidelines - EV W
																	COMMENT: The loan file is missing the XXX W2 for the borrower’s current job and the borrower started employment there XXX per the VVOE (p.XXX). Moreover, the XXX W2 figure from the borrower’s prior job reflects the same wages as reported on the XXX tax return evidencing the borrower did not have earnings from his current employment in XXX. There is no clarification of why the borrower had no earnings from his current job in XXX if he started XXX.
XXX	2023070445			XXX	Client Reportable	3	1	3	1	1	1	1	1
XXX	2023070446	XXX	Client Reportable	3	2	3	1	3	2	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The borrower has an XXX charge off with an outstanding balance of $XXX.  Per lender guidelines, no charge offs allowed in the prior two years; however, section XXX states Court Ordered Judgments may remain open on a case-by-case basis if the borrower is currently in a repayment agreement for a minimum of XXX months requiring a copy of the repayment agreement, that it is in place for XXX months and evidence payments have not been late under the agreement.  The file contains the payment agreement (p.XXX) and it has been in place since XXX and ending XXX but does not contain the required evidence of timely payments.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial XXX is missing from the loan file. The only CD provided was issued XXX and signed at consummation. The violation can be cured by providing the initial XXX as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XXX. If disclosure was delivered electronically, the E-consent is required as well.	*** (WAIVED) Qualifying Credit Score does not meet eligibility requirement(s) - EV W
																	COMMENT: Per lender guidelines, for cash out greater than $XXX, the minimum score is 700 and the subject loan qualifying score is XXX. There is an approved exception for a verified credit score of XXX (p.XXX); however, the qualifying score is XXX.
XXX	2023070456	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: Per the final loan application, the borrower owns an investment property located at XXX with an XXX mortgage of $XXX and payment of $XXX (p.XXX) and no separate taxes and insurance listed. The fraud report (p.XXX) reflects this property was purchased XXX. The mortgage is reflected on the Credit Comparison report (p.XXX) showing it paid current thru XXX with a mortgage payment of $XXX. The loan file does not contain a copy of the XXX mortgage statement to verify taxes and insurance are included in the payment and does not contain verification of an HOA payment if there is one to include in the DTI.
XXX	2023070447	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Amount of XXX insurance is less than mortgage amount - EV R
COMMENT:   The title work does not provide the amount insured.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The departure residence located at XXX, Unit XXX is aXXX. Documentation verifying the HOA see is missing.
XXX	2023070449			XXX	Client Reportable	3	1	1	3	1	1	1	1
XXX	2023070450	XXX	Client Reportable	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed XXX - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XXX was provided more than XXX calendar days after the consummation date, XXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.	*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXX	2023070451	XXX	Client Reportable	3	2	3	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines section XXX requires a copy of the filed Articles of Organization to evidence the existence of the XXX. The loan file is missing Articles of Organization.	*** (WAIVED) DSCR Is Not Eligible - EV W COMMENT: The guidelines require a minimum DSCR of XXX when the LTV is greater than XXX%. The subject DSCR is .XXX% and the LTV is XXX%.
XXX	2023070452			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070453			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070454			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070455			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070466	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the Approval (page XXX), closing instruction XXX, the HUD for the cash out proceeds for loan XXX was to be provided to verify the proceeds in the amount of $XXX; however, the HUD was missing from the file.
XXX	2023070461	XXX	Client Reportable	3	1	3	1	3	1	1	1	*** (CURED) Amount of XXX insurance is less than mortgage amount - EV R
COMMENT:   Title loan policy is $XXX, Loan amount is $XXX.

*** (CURED) TRID - Zero tolerance violation - EV R
																COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within XXX-business days: Appraisal Fee. The change occurred on XXX; however, the disclosure was not issued until XXX. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within XXX-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXX	2023070457			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070458	XXX	Securitized	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																COMMENT: The file did not include an additional value from a third party source to support the appraised value. The file included a CU score of XXX.
XXX	2023070469	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Per the guidelines, section XXX Fee Simple with Title Vesting, if the title is held in the name of an LLC both the operating agreement and articles of organization are required. The title report shows the vesting in the name of an LLC and the operating agreement and articles of organization are both missing from the loan file.
XXX	2023070467	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than XXX months - EV R
																COMMENT: The subject was approved on the bank statement program and the final 1003 p.XXX shows the borrower has lived at the primary home on XXX for XXX years and XXX months. The loan file contains XXX credit reports dated XXX and XXX on pages XXX and XXX which do not reflect any mortgages open or closed. The credit update report p.XXX shows the borrower’s mortgage with XXX reporting for XXX month. The file contains a XXX mortgage statement from XXX p.XXX which shows the loan was set up on XXX. The XXX Guidelines Section XXX for Bank Statement program requires a housing history within the last XXX months. The loan file is missing the prior XXX-months housing history for the borrower.
XXX	2023070470			XXX	Client Reportable	3	1	1	3	1	1	1	1
XXX	2023070471			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070468			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070462			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070459			XXX	Client Reportable	1	1	1	1	1	1	1	1
XXX	2023070460			XXX	Client Reportable	3	1	3	3	1	1	1	1
XXX	2023070472			XXX	Client Reportable	3	1	1	3	1	1	1	1
XXX	2023070473			XXX	Client Reportable	3	2	1	3	1	1	2	1		*** (OPEN) Value Not Supported: AVM Confidence Score does not meet FITCH requirement - EV 2 COMMENT: Post Close AVM $XXX is XXX% above original appraisal of $XXX	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: The loan file is missing a XXX party valuation to support the Appraisal within XXX%.
XXX	2023070463	XXX	Client Reportable	3	1	3	1	1	1	1	1	*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   The Mortgage (page XXX) did not include the Prepayment Rider. The Note included the Prepayment addendum; however, the mortgage was missing the rider.

*** (CURED) Prepayment Rider Missing - EV R
																COMMENT: The Mortgage (page XXX) did not include the Prepayment Rider. The Note included the Prepayment addendum; however, the mortgage was missing the rider.
XXX	2023070465			XXX	Client Reportable	1	1	1	1	1	1	1	1